Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions
27.	PROVISIONS

Million US dollar	Restructuring	Disputes	Other	Total

Balance at 1 January 2017 as reported	232	1 592	454	2 278
Adjustments	—	(126)	394	268
Balance at 1 January 2017 as adjusted	232	1 466	848	2 546
Effect of changes in foreign exchange rates	15	20	38	73
Acquisitions through business combinations	—	—	—	—
Provisions made	88	185	35	308
Provisions used	(186)	(135)	(99)	(419)
Provisions reversed	(2)	(160)	2	(160)
Other movements	6	7	39	52

Balance at 31 December 2017	153	1 383	864	2 400

Million US dollar	Restructuring	Disputes	Other	Total

Balance at 1 January 2016	157	733	7	897
Effect of changes in foreign exchange rates	(9)	9	(3)	(3)
Acquisitions through business combinations	216	703	616	1 535
Provisions made	100	483	17	600
Provisions used	(228)	(274)	(6)	(508)
Provisions reversed	(3)	(63)	(27)	(93)
Other movements	(1)	1	(150)	(150)

Balance at 31 December 2016 as reported	232	1 592	454	2 278

The restructuring provisions are primarily explained by the organizational alignments - see also Note 8 Exceptional items. Provisions for disputes mainly relate to various disputed direct and indirect taxes and to claims from former employees.

The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years

Restructuring	153	69	22	60	2

Disputes
Income and indirect taxes	701	138	464	57	42
Labor	135	37	7	85	6
Commercial	44	16	19	6	3
Excise duties	59	—	6	53	—
Other disputes	444	30	296	117	1

	1 383	221	792	318	52

Other provisions	864	595	6	263	—

Total provisions	2 400	885	820	641	54

AB InBev is subject to the greenhouse gas emission allowance trading scheme in force in the European Union and a similar scheme in Korea. Acquired emission allowances are recognized at cost as intangible assets. To the extent that it is expected that the number of allowances needed to settle the CO2 emissions exceeds the number of emission allowances owned, a provision is recognized. Such provision is measured at the estimated amount of the expenditure required to settle the obligation. At 31 December 2017, the emission allowances owned fully covered the expected CO2 emissions. As such no provision needed to be recognized.